Supplementry Financial Statement Information (Details) - Schedule of Other Payables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Payables [Abstract]
Employees and employee institutions	$ 760	$ 806
Expenses payable	385	305
Royalties payable	247	247
Other liabilities	9	11
Total	$ 1,401	$ 1,369